Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	88,784,778.47	9,873
Yield Supplement Overcollateralization Amount 03/31/23	1,553,964.16	0
Receivables Balance 03/31/23	90,338,742.63	9,873
Principal Payments	5,398,214.64	181
Defaulted Receivables	23,030.00	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	1,398,870.05	0
Pool Balance at 04/30/23	83,518,627.94	9,688

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.66%
Prepayment ABS Speed	0.90%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,333,456.72	100
Past Due 61-90 days	319,187.97	23
Past Due 91-120 days	76,437.92	4
Past Due 121+ days	0.00	0
Total	1,729,082.61	127

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.47%
Delinquency Trigger Occurred	NO

Recoveries	3,164.68
Aggregate Net Losses/(Gains) - April 2023	19,865.32
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.26%
Prior Net Losses/(Gains) Ratio	0.97%
Second Prior Net Losses/(Gains) Ratio	-0.57%
Third Prior Net Losses/(Gains) Ratio	-0.32%
Four Month Average	0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	83,518,627.94
Weighted Average Contract Rate	4.49%
Weighted Average Contract Rate, Yield Adjusted	6.44%
Weighted Average Remaining Term	21.36

Flow of Funds	$ Amount
Collections	5,723,984.55
Investment Earnings on Cash Accounts	8,916.29
Reserve Fund Balance	2,075,325.29
Servicing Fee	(75,282.29)
Aggregate Purchase Amount	84,940,527.99
Transfer to Collection Account	-
Available Funds	92,673,471.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	104,025.08
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	84,634,127.90
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	7,844,537.60

Total Distributions of Available Funds	92,673,471.83

Servicing Fee	75,282.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	84,634,127.90
Principal Paid	84,634,127.90
Note Balance @ 05/15/23	0.00

Class A-1
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-3
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-4
Note Balance @ 04/17/23	47,284,127.90
Principal Paid	47,284,127.90
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class B
Note Balance @ 04/17/23	24,900,000.00
Principal Paid	24,900,000.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class C
Note Balance @ 04/17/23	12,450,000.00
Principal Paid	12,450,000.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	194,806.33
Total Principal Paid	84,634,127.90
Total Paid	84,828,934.23

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.64000%
Interest Paid	104,025.08
Principal Paid	47,284,127.90
Total Paid to A-4 Holders	47,388,152.98

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	24,900,000.00
Total Paid to B Holders	24,959,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	12,450,000.00
Total Paid to C Holders	12,481,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2352591
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	102.2089583
Total Distribution Amount	102.4442174

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.2713894
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	577.9042765
Total A-4 Distribution Amount	579.1756659

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,002.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1,000.0000000
Total C Distribution Amount	1,002.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	2,075,325.29
Investment Earnings	8,027.21
Investment Earnings Paid	(8,027.21)
Deposit/(Withdrawal)	(2,075,325.29)
Balance as of 05/15/23	0.00
Change	(2,075,325.29)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$347,859.48	$329,189.76	$281,086.60
Number of Extensions	27	26	21
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.34%	0.27%